Investment Contract Liabilities - Summary of Contractual Obligations and Commitments Relating to Investment Contracts (Detail) CAD in Millions	Dec. 31, 2017 CAD
Disclosure of Investment Contract Liabilities [Line Items]
Contractual obligations and commitments	CAD 5,244
Less than 1 year [Member]
Disclosure of Investment Contract Liabilities [Line Items]
Contractual obligations and commitments	283
1 to 3 years [Member]
Disclosure of Investment Contract Liabilities [Line Items]
Contractual obligations and commitments	536
3 to 5 years [Member]
Disclosure of Investment Contract Liabilities [Line Items]
Contractual obligations and commitments	481
Over 5 years [Member]
Disclosure of Investment Contract Liabilities [Line Items]
Contractual obligations and commitments	CAD 3,944